Other receivables prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other receivables prepayments and other current assets
Schedule of other receivables prepayments and other current assets
	December 31, 2020	December 31, 2019
Deposit	$-	$5,714
Prepaid event costs	$-	$28,292
Prepaid software development fees	$271,799	$430,836
Prepaid product costs	$45,249	$97,010
Prepaid expenses	$121,605	$63,257
Total	$438,653	$625,109